Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment, Net [Abstract]
Schedule of property and equipment
	December 31, 2019	December 31, 2020

Electronic equipment	$720	$821
Office equipment and furniture	63	77
Leasehold improvement	128	110
	911	1,008
Less: accumulated depreciation	(580)	(757)
	$331	$251